Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Parenthetical) (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2021
Preferred shares class A series 12 [member]
Disclosure of classes of share capital [line items]
Number of shares	28,000
Redemption price per share	$ 25.00
Total redemption costs	$ 700
Preferred shares class A series 14 [member]
Disclosure of classes of share capital [line items]
Number of shares		40,000
Redemption price per share		$ 25.00
Total redemption costs		$ 1,000
Preferred Shares Series 26 [Member] | LCRN Series 1 [Member]
Disclosure of classes of share capital [line items]
Common shares issued		1,750
Shares issued price per share		$ 1,000